Stockholder’s Equity (Deficit) (Details) - $ / shares		12 Months Ended
	Sep. 08, 2021	Apr. 30, 2023	Apr. 30, 2022
Stockholder’s Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized	100,000,000	500,000
Common stock par value		$ 0.0001
Common stock voting rights	200
Stock split descriptions	-for-1 stock split
Preferred stock, shares authorized	5,000,000
Common Class A [Member]
Stockholder’s Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized	92,000,000	92,000,000	92,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common Class B [Member]
Stockholder’s Equity (Deficit) (Details) [Line Items]
Common stock, shares authorized	3,000,000	3,000,000	3,000,000
Common stock par value		$ 0.0001	$ 0.0001
Common stock voting rights	ten
John Xu [Member] | Common Class A [Member]
Stockholder’s Equity (Deficit) (Details) [Line Items]
Common stock voting rights		one
John Xu [Member] | Common Class B [Member]
Stockholder’s Equity (Deficit) (Details) [Line Items]
Common stock voting rights		ten